Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit risk [member] | Derivatives [member]
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 795	£ 0
Changes in fair value during the year ended	3	0
Cumulative changes in fair value from inception	3	0
Loans and advances [member]
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	2,170	1,333
Changes in fair value during the year ended	(46)	2
Cumulative changes in fair value from inception	£ (51)	£ (5)